UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2018
Name	Shares	Blank1	Value
COMMON STOCKS - 101.7%
ARGENTINA - 0.3%
Airports - 0.3%
Corporacion America Airports SA [1]	60,500		$ 516,670
Total ARGENTINA			516,670
AUSTRALIA - 4.2%
Toll Roads - 4.2%
Atlas Arteria Ltd.	467,400		2,358,269
Transurban Group	750,570		6,082,884
Total Toll Roads			8,441,153
Total AUSTRALIA			8,441,153
BRAZIL - 0.9%
Toll Roads - 0.9%
CCR SA	175,800		368,268
EcoRodovias Infraestrutura e Logistica SA	863,900		1,523,063
Total Toll Roads			1,891,331
Total BRAZIL			1,891,331
CANADA - 12.4%
Pipelines - 12.4%
Enbridge, Inc.	450,500		14,537,096
Pembina Pipeline Corp.	163,300		5,548,900
TransCanada Corp.	124,135		5,022,487
Total Pipelines			25,108,483
Total CANADA			25,108,483
CHINA - 2.1%
Gas Utilities - 1.0%
ENN Energy Holdings Ltd.	231,700		2,014,311
Pipelines - 0.6%
Kunlun Energy Company Ltd.	1,057,700		1,231,024
Water - 0.5%
Guangdong Investment Ltd.	580,900		1,029,333
Total CHINA			4,274,668
DENMARK - 2.4%
Renewables/Electric Generation - 2.4%
Orsted A/S [2]	70,600		4,797,477
Total DENMARK			4,797,477
FRANCE - 9.3%
Airports - 0.8%
Aeroports de Paris	7,000		1,576,057
Communications - 0.8%
Eutelsat Communications SA	70,100		1,656,142
Toll Roads - 7.7%
Getlink	240,600		3,073,644
Vinci SA	130,500		12,415,736
Total Toll Roads			15,489,380
Total FRANCE			18,721,579
ITALY - 2.4%
Renewables/Electric Generation - 1.0%
Enel SpA	421,000		2,151,951
Toll Roads - 1.4%
Atlantia SpA	134,900		2,798,727
Total ITALY			4,950,678
JAPAN - 1.7%
Airports - 1.2%
Japan Airport Terminal Company Ltd.	51,900		2,360,948
Rail - 0.5%
East Japan Railway Co.	12,300		1,142,536
Total JAPAN			3,503,484
MEXICO - 2.2%
Airports - 0.9%
Grupo Aeroportuario del Pacifico SAB de CV	158,800		1,737,347
Pipelines - 0.5%
Infraestructura Energetica Nova SAB de CV	222,000		1,103,238
Toll Roads - 0.8%
Promotora y Operadora de Infraestructura SAB de CV	156,877		1,669,784
Total MEXICO			4,510,369
NEW ZEALAND - 1.2%
Airports - 1.2%
Auckland International Airport Ltd.	495,900		2,399,297
Total NEW ZEALAND			2,399,297
SPAIN - 2.8%
Airports - 0.8%
Aena SME SA [2]	9,600		1,663,266
Toll Roads - 2.0%
Ferrovial SA	196,807		4,072,554
Total SPAIN			5,735,820
UNITED KINGDOM - 6.8%
Electricity Transmission & Distribution - 5.3%
National Grid PLC	1,047,132		10,815,646
Water - 1.5%
Severn Trent PLC	122,800		2,960,098
Total UNITED KINGDOM			13,775,744
UNITED STATES - 53.0%
Communications - 8.4%
American Tower Corp.	86,333		12,544,185
SBA Communications Corp. [1]	27,900		4,481,577
Total Communications			17,025,762
Electricity Transmission & Distribution - 5.7%
Edison International	51,300		3,471,984
PG&E Corp. [1]	108,834		5,007,452
Sempra Energy	26,900		3,059,875
Total Electricity Transmission & Distribution			11,539,311
Gas Utilities - 3.6%
Atmos Energy Corp.	33,400		3,136,594
NiSource, Inc.	165,400		4,121,768
Total Gas Utilities			7,258,362
Master Limited Partnerships - 15.1%
Energy Transfer Equity LP	116,400		2,028,852
Energy Transfer Partners LP	382,800		8,521,128
EnLink Midstream Partners LP	96,600		1,800,624
Enterprise Products Partners LP	362,969		10,428,099
MPLX LP	145,576		5,048,576
Plains All American Pipeline LP	114,700		2,868,647
Total Master Limited Partnerships			30,695,926
Midstream - 9.6%
Cheniere Energy, Inc. [1]	82,500		5,732,925
Targa Resources Corp.	80,300		4,521,693
The Williams Companies, Inc.	339,500		9,231,005
Total Midstream			19,485,623
Pipelines - 3.7%
Kinder Morgan, Inc.	418,200		7,414,686
Renewables/Electric Generation - 6.9%
American Electric Power Company, Inc.	31,700		2,246,896
CMS Energy Corp.	62,500		3,062,500
Entergy Corp.	45,300		3,675,189
FirstEnergy Corp.	55,100		2,048,067
NRG Energy, Inc.	22,100		826,540
Pattern Energy Group, Inc.	102,400		2,034,688
Total Renewables/Electric Generation			13,893,880
Total UNITED STATES			107,313,550
Total COMMON STOCKS
(Cost $175,966,779)			205,940,303
Total Investments - 101.7%
(Cost $175,966,779)			205,940,303
Liabilities in Excess of Other Assets - (1.7)%			(3,430,972)
TOTAL NET ASSETS - 100.0%			$ 202,509,331
The following notes should be read in conjunction with the accompanying Schedule of Investments.
LP - Limited Partnership
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2018, the total value of all such securities was $6,460,743 or 3.2% of net assets.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2018
description	Shares	blank	Value
COMMON STOCKS - 99.5%
AUSTRALIA - 5.6%
Diversified - 5.6%
Dexus	6,453,700		$ 49,303,458
The GPT Group	15,445,668		58,173,130
Total Diversified			107,476,588
Total AUSTRALIA			107,476,588
CANADA - 1.0%
Industrial - 1.0%
Granite Real Estate Investment Trust	435,754		18,713,486
Total CANADA			18,713,486
CHINA - 0.8%
Office - 0.8%
SOHO China Ltd.	41,917,200		16,291,375
Total CHINA			16,291,375
FRANCE - 3.1%
Hotel - 1.1%
Accor SA	393,519		20,215,794
Office - 2.0%
Gecina SA	231,877		38,713,921
Total FRANCE			58,929,715
GERMANY - 4.5%
Office - 1.0%
alstria office REIT-AG	1,277,692		18,947,302
Residential - 3.5%
Vonovia SE	1,376,955		67,344,354
Total GERMANY			86,291,656
HONG KONG - 4.7%
Diversified - 2.4%
CK Asset Holdings Ltd.	1,334,100		10,000,669
Wharf Real Estate Investment Company Ltd.	5,556,712		35,799,374
Total Diversified			45,800,043
Office - 2.3%
Hongkong Land Holdings Ltd.	6,576,600		43,559,196
Total HONG KONG			89,359,239
JAPAN - 13.2%
Diversified - 2.3%
Activia Properties, Inc.	3,494		15,122,333
Invincible Investment Corp.	70,100		29,298,260
Total Diversified			44,420,593
Hotel - 1.0%
Japan Hotel REIT Investment Corp.	25,956		18,889,208
Office - 8.9%
Hulic Reit, Inc.	5,985		8,700,166
Mitsubishi Estate Company Ltd.	3,682,255		62,524,877
Mitsui Fudosan Company Ltd.	4,160,700		98,404,144
Total Office			169,629,187
Residential - 1.0%
Nippon Accommodations Fund, Inc.	4,394		19,567,270
Total JAPAN			252,506,258
SINGAPORE - 2.5%
Diversified - 1.5%
City Developments Ltd.	4,341,200		28,943,376
Office - 1.0%
CapitaLand Commercial Trust	15,333,200		19,976,836
Total SINGAPORE			48,920,212
SPAIN - 2.0%
Diversified - 2.0%
Merlin Properties Socimi SA	2,788,446		37,810,378
Total SPAIN			37,810,378
UNITED KINGDOM - 9.7%
Diversified - 7.1%
The British Land Company PLC	5,488,194		44,142,693
Land Securities Group PLC	7,936,600		91,382,663
Total Diversified			135,525,356
Industrial - 1.3%
Tritax Big Box REIT PLC	7,492,200		14,382,930
Tritax EuroBox PLC [1,2]	7,896,573		10,832,803
Total Industrial			25,215,733
Office - 1.3%
Great Portland Estates PLC	2,966,387		25,842,909
Total UNITED KINGDOM			186,583,998
UNITED STATES - 52.4%
Datacenters - 2.0%
Digital Realty Trust, Inc.	158,700		17,850,576
Equinix, Inc.	45,433		19,667,491
Total Datacenters			37,518,067
Diversified - 1.3%
Cousins Properties, Inc.	2,769,300		24,619,077
Healthcare - 7.0%
HCP, Inc.	1,610,662		42,392,624
Physicians Realty Trust	1,721,000		29,016,060
Ventas, Inc.	582,325		31,666,834
Welltower, Inc.	467,914		30,096,228
Total Healthcare			133,171,746
Hotel - 3.6%
Extended Stay America, Inc.	1,089,076		22,032,007
Park Hotels & Resorts, Inc.	587,722		19,289,036
RLJ Lodging Trust	1,234,923		27,205,354
Total Hotel			68,526,397
Industrial - 2.3%
Prologis, Inc.	653,700		44,314,323
Net Lease - 3.0%
EPR Properties	295,000		20,180,950
MGM Growth Properties LLC	659,916		19,460,923
VEREIT, Inc.	2,536,637		18,415,985
Total Net Lease			58,057,858
Office - 9.7%
Boston Properties, Inc.	458,207		56,400,700
Empire State Realty Trust, Inc.	1,142,022		18,968,985
Highwoods Properties, Inc.	605,121		28,598,019
Hudson Pacific Properties, Inc.	1,235,850		40,437,012
Kilroy Realty Corp.	589,984		42,295,953
Total Office			186,700,669
Residential - 9.5%
American Homes 4 Rent	1,518,450		33,238,870
AvalonBay Communities, Inc.	294,800		53,403,020
Essex Property Trust, Inc.	118,611		29,262,520
Mid-America Apartment Communities, Inc.	662,428		66,362,037
Total Residential			182,266,447
Retail - 9.5%
DDR Corp.	1,817,898		24,341,654
Federal Realty Investment Trust	149,407		18,895,503
Simon Property Group, Inc.	784,533		138,666,208
Total Retail			181,903,365
Self Storage - 4.5%
CubeSmart	685,800		19,565,874
Public Storage	328,900		66,316,107
Total Self Storage			85,881,981
Total UNITED STATES			1,002,959,930
Total COMMON STOCKS
(Cost $1,862,915,318)			1,905,842,835
Total Investments - 99.5%
(Cost $1,862,915,318)			1,905,842,835
Other Assets in Excess of Liabilities - 0.5%			9,405,312
TOTAL NET ASSETS - 100.0%			$ 1,915,248,147
The following notes should be read in conjunction with the accompanying Schedule of Investments.
LLC - Limited Liability Company
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2018, the total value of all such securities was $10,832,803 or 0.6% of net assets.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2018
	Shares	Value
COMMON STOCKS - 99.1%
Datacenters - 8.6%
Digital Realty Trust, Inc.	5,200	$ 584,896
Equinix, Inc.	4,500	1,948,005
Total Datacenters		2,532,901
Diversified - 2.7%
Cousins Properties, Inc.	87,500	777,875
Healthcare - 13.8%
HCP, Inc.	42,000	1,105,440
Physicians Realty Trust	53,000	893,580
Ventas, Inc.	20,300	1,103,914
Welltower, Inc.	14,800	951,936
Total Healthcare		4,054,870
Hotel - 7.4%
Extended Stay America, Inc.	31,900	645,337
Park Hotels & Resorts, Inc.	18,036	591,942
RLJ Lodging Trust	42,900	945,087
Total Hotel		2,182,366
Industrial - 2.6%
Prologis, Inc.	11,200	759,248
Net Lease - 5.9%
EPR Properties	8,400	574,644
MGM Growth Properties LLC	19,400	572,106
VEREIT, Inc.	79,600	577,896
Total Net Lease		1,724,646
Office - 16.7%
Boston Properties, Inc.	11,800	1,452,462
Empire State Realty Trust, Inc.	35,700	592,977
Highwoods Properties, Inc.	18,700	883,762
Hudson Pacific Properties, Inc.	30,100	984,872
Kilroy Realty Corp.	13,700	982,153
Total Office		4,896,226
Residential - 16.9%
American Homes 4 Rent	46,100	1,009,129
AvalonBay Communities, Inc.	8,900	1,612,235
Essex Property Trust, Inc.	3,050	752,465
Mid-America Apartment Communities, Inc.	16,000	1,602,880
Total Residential		4,976,709
Retail - 16.2%
DDR Corp.	33,100	443,209
Federal Realty Investment Trust	5,800	733,526
Simon Property Group, Inc.	20,349	3,596,686
Total Retail		4,773,421
Self Storage - 8.3%
CubeSmart	19,200	547,776
Public Storage	9,400	1,895,322
Total Self Storage		2,443,098

TOTAL COMMON STOCKS
(Cost $27,847,263)		29,121,360
Total Investments - 99.1%
(Cost $27,847,263)		29,121,360
Other Assets in Excess of Liabilities - 0.9%		268,638
TOTAL NET ASSETS - 100.0%		$ 29,389,998
The following notes should be read in conjunction with the accompanying Schedule of Investments.
LLC - Limited Liability Company

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2018
description	Shares	blank	Value
COMMON STOCKS - 83.2%
ARGENTINA - 0.1%
Airports - 0.1%
Corporacion America Airports SA [1]	9,000		$ 76,860
Total ARGENTINA			76,860
AUSTRALIA - 3.5%
Diversified - 1.7%
Dexus	82,800		632,556
The GPT Group	205,900		775,482
Total Diversified			1,408,038
Toll Roads - 1.8%
Atlas Arteria Ltd.	77,400		390,522
Transurban Group	127,132		1,030,319
Total Toll Roads			1,420,841
Total AUSTRALIA			2,828,879
BRAZIL - 0.4%
Toll Roads - 0.4%
CCR SA	30,200		63,263
EcoRodovias Infraestrutura e Logistica SA	148,400		261,631
Total Toll Roads			324,894
Total BRAZIL			324,894
CANADA - 7.0%
Industrial - 0.3%
Granite Real Estate Investment Trust	5,900		253,376
Pipelines - 6.7%
Enbridge, Inc.	89,418		2,885,412
Pembina Pipeline Corp.	37,200		1,264,048
TransCanada Corp.	31,271		1,265,221
Total Pipelines			5,414,681
Total CANADA			5,668,057
CHINA - 1.2%
Gas Utilities - 0.4%
ENN Energy Holdings Ltd.	41,500		360,785
Office - 0.3%
SOHO China Ltd.	566,300		220,096
Pipelines - 0.3%
Kunlun Energy Company Ltd.	190,000		221,135
Water - 0.2%
Guangdong Investment Ltd.	102,500		181,626
Total CHINA			983,642
DENMARK - 1.0%
Renewables/Electric Generation - 1.0%
Orsted A/S [2]	11,900		808,640
Total DENMARK			808,640
FRANCE - 5.2%
Airports - 0.3%
Aeroports de Paris	1,200		270,181
Communications - 0.4%
Eutelsat Communications SA	13,400		316,581
Hotel - 0.3%
Accor SA	5,300		272,271
Office - 0.6%
Gecina SA	3,000		500,877
Toll Roads - 3.6%
Getlink	41,300		527,604
Vinci SA	24,500		2,330,923
Total Toll Roads			2,858,527
Total FRANCE			4,218,437
GERMANY - 1.4%
Office - 0.3%
alstria office REIT-AG	16,286		241,510
Residential - 1.1%
Vonovia SE	17,816		871,348
Total GERMANY			1,112,858
HONG KONG - 1.3%
Diversified - 0.7%
CK Asset Holdings Ltd.	17,200		128,935
Wharf Real Estate Investment Company Ltd.	72,687		468,289
Total Diversified			597,224
Office - 0.6%
Hongkong Land Holdings Ltd.	73,843		489,089
Total HONG KONG			1,086,313
ITALY - 1.1%
Renewables/Electric Generation - 0.5%
Enel SpA	71,000		362,918
Toll Roads - 0.6%
Atlantia SpA	24,600		510,368
Total ITALY			873,286
JAPAN - 5.0%
Airports - 0.5%
Japan Airport Terminal Company Ltd.	8,600		391,217
Diversified - 0.7%
Activia Properties, Inc.	45		194,764
Invincible Investment Corp.	900		376,155
Total Diversified			570,919
Hotel - 0.3%
Japan Hotel REIT Investment Corp.	360		261,986
Office - 2.8%
Hulic Reit, Inc.	86		125,015
Mitsubishi Estate Company Ltd.	47,550		807,401
Mitsui Fudosan Company Ltd.	54,200		1,281,877
Total Office			2,214,293
Rail - 0.4%
East Japan Railway Co.	3,100		287,956
Residential - 0.3%
Nippon Accommodations Fund, Inc.	60		267,191
Total JAPAN			3,993,562
MEXICO - 1.0%
Airports - 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	32,300		353,377
Pipelines - 0.2%
Infraestructura Energetica Nova SAB de CV	37,900		188,346
Toll Roads - 0.4%
Promotora y Operadora de Infraestructura SAB de CV	27,793		295,826
Total MEXICO			837,549
NEW ZEALAND - 0.6%
Airports - 0.6%
Auckland International Airport Ltd.	100,000		483,827
Total NEW ZEALAND			483,827
SINGAPORE - 0.8%
Diversified - 0.5%
City Developments Ltd.	56,000		373,360
Office - 0.3%
CapitaLand Commercial Trust	192,600		250,928
Total SINGAPORE			624,288
SPAIN - 2.2%
Airports - 0.7%
Aena SME SA [2]	3,400		589,074
Diversified - 0.6%
Merlin Properties Socimi SA	37,000		501,707
Toll Roads - 0.9%
Ferrovial SA	34,331		710,416
Total SPAIN			1,801,197
UNITED KINGDOM - 6.2%
Diversified - 2.2%
The British Land Company PLC	70,800		569,459
Land Securities Group PLC	103,457		1,191,213
Total Diversified			1,760,672
Electricity Transmission & Distribution - 2.7%
National Grid PLC	207,033		2,138,408
Industrial - 0.4%
Tritax Big Box REIT PLC	98,600		189,285
Tritax EuroBox PLC [1,2]	104,100		142,808
Total Industrial			332,093
Office - 0.3%
Great Portland Estates PLC	27,807		242,251
Water - 0.6%
Severn Trent PLC	20,700		498,974
Total UNITED KINGDOM			4,972,398
UNITED STATES - 45.2%
Communications - 5.1%
American Tower Corp.	20,600		2,993,180
SBA Communications Corp. [1]	7,100		1,140,473
Total Communications			4,133,653
Datacenters - 0.6%
Digital Realty Trust, Inc.	2,000		224,960
Equinix, Inc.	600		259,734
Total Datacenters			484,694
Diversified - 0.4%
Cousins Properties, Inc.	36,100		320,929
Electricity Transmission & Distribution - 3.7%
Edison International	13,200		893,376
PG&E Corp. [1]	23,684		1,089,701
Sempra Energy	8,800		1,001,000
Total Electricity Transmission & Distribution			2,984,077
Gas Utilities - 2.0%
Atmos Energy Corp.	8,100		760,671
NiSource, Inc.	32,700		814,884
Total Gas Utilities			1,575,555
Healthcare - 2.1%
HCP, Inc.	20,700		544,824
Physicians Realty Trust	22,100		372,606
Ventas, Inc.	7,400		402,412
Welltower, Inc.	6,000		385,920
Total Healthcare			1,705,762
Hotel - 1.1%
Extended Stay America, Inc.	14,500		293,335
Park Hotels & Resorts, Inc.	7,530		247,134
RLJ Lodging Trust	15,900		350,277
Total Hotel			890,746
Industrial - 0.7%
Prologis, Inc.	8,500		576,215
Master Limited Partnerships - 6.1%
CNX Midstream Partners LP	13,600		261,800
Crestwood Equity Partners LP	2,900		106,575
Enable Midstream Partners LP	15,200		255,968
Energy Transfer Partners LP	41,305		919,449
EnLink Midstream Partners LP	17,700		329,928
Enterprise Products Partners LP	27,695		795,677
EQT Midstream Partners LP	3,570		188,402
Hess Midstream Partners LP	9,000		205,290
MPLX LP	19,300		669,324
Oasis Midstream Partners LP	3,600		80,172
Phillips 66 Partners LP	1,500		76,710
Plains All American Pipeline LP	25,900		647,759
TC PipeLines LP	3,400		103,122
Western Gas Partners LP	6,720		293,530
Total Master Limited Partnerships			4,933,706
Midstream - 6.2%
Cheniere Energy, Inc. [1]	18,800		1,306,412
ONEOK, Inc.	4,300		291,497
Targa Resources Corp.	20,010		1,126,763
The Williams Companies, Inc.	83,155		2,260,984
Total Midstream			4,985,656
Net Lease - 0.9%
EPR Properties	3,600		246,276
MGM Growth Properties LLC	8,898		262,402
VEREIT, Inc.	35,000		254,100
Total Net Lease			762,778
Office - 3.1%
Boston Properties, Inc.	6,300		775,467
Empire State Realty Trust, Inc.	15,700		260,777
Highwoods Properties, Inc.	7,800		368,628
Hudson Pacific Properties, Inc.	16,510		540,207
Kilroy Realty Corp.	7,400		530,506
Total Office			2,475,585
Pipelines - 2.4%
Kinder Morgan, Inc.	107,475		1,905,532
Renewables/Electric Generation - 3.6%
American Electric Power Company, Inc.	8,100		574,128
CMS Energy Corp.	14,900		730,100
Entergy Corp.	7,600		616,588
FirstEnergy Corp.	9,500		353,115
NRG Energy, Inc.	6,400		239,360
Pattern Energy Group, Inc.	18,200		361,634
Total Renewables/Electric Generation			2,874,925
Residential - 2.9%
American Homes 4 Rent	19,273		421,886
AvalonBay Communities, Inc.	3,800		688,370
Essex Property Trust, Inc.	1,563		385,608
Mid-America Apartment Communities, Inc.	8,600		861,548
Total Residential			2,357,412
Retail - 2.9%
DDR Corp.	23,150		309,978
Federal Realty Investment Trust	1,900		240,293
Simon Property Group, Inc.	10,165		1,796,664
Total Retail			2,346,935
Self Storage - 1.3%
CubeSmart	8,300		236,799
Public Storage	4,100		826,683
Total Self Storage			1,063,482
Services - 0.1%
Archrock, Inc.	4,500		54,900
Total UNITED STATES			36,432,542
Total COMMON STOCKS
(Cost $64,088,334)			67,127,229
CONVERTIBLE PREFERRED STOCKS - 0.6%
UNITED STATES - 0.6%
Healthcare - 0.2%
Welltower, Inc., Series I, 6.50%	2,100		127,092
Office - 0.4%
Equity Commonwealth, Series D, 6.50%	12,524		328,129
Total UNITED STATES			455,221
Total CONVERTIBLE PREFERRED STOCKS
(Cost $432,273)			455,221
	Principal
	Amount
	(000s)		Value
REAL ASSET DEBT - 11.6%
CANADA - 0.9%
Energy - 0.4%
MEG Energy Corp., 6.50%, 01/15/25 [2]	$ 225		$ 222,750
Trinidad Drilling Ltd., 6.63%, 02/15/25 [2]	125		123,750
Total Energy			346,500
Metals & Mining - 0.5%
Hudbay Minerals, Inc., 7.63%, 01/15/25 [2]	250		258,125
Kinross Gold Corp., 5.95%, 03/15/24	175		178,500
Total Metals & Mining			436,625
Total CANADA			783,125
LUXEMBOURG - 0.5%
Basic Industrial - 0.2%
INEOS Group Holdings SA, 5.63%, 08/01/24 [2]	200		196,940
Metals & Mining - 0.3%
ArcelorMittal, 6.13%, 06/01/25	200		217,295
Total LUXEMBOURG			414,235
UNITED KINGDOM - 0.3%
Infrastructure Services - 0.3%
Ashtead Capital, Inc., 5.63%, 10/01/24 [2]	200		207,250
Total UNITED KINGDOM			207,250
UNITED STATES - 9.9%
Basic Industrial - 0.2%
Olin Corp., 5.00%, 02/01/30	150		139,875
Construction & Building Materials - 0.5%
PulteGroup, Inc., 6.38%, 05/15/33	175		168,019
Toll Brothers Finance Corp., 4.88%, 11/15/25	225		221,063
Total Construction & Building Materials			389,082
Energy - 1.1%
Concho Resources, Inc., 4.38%, 01/15/25	225		226,572
EP Energy LLC, 8.00%, 11/29/24 [2]	225		226,687
Pattern Energy Group, Inc., 5.88%, 02/01/24 [2]	175		176,750
Range Resources Corp., 5.75%, 06/01/21	225		231,469
Total Energy			861,478
Health Facilities - 0.6%
HCA, Inc., 5.25%, 06/15/26	350		360,063
Tenet Healthcare Corp., 8.13%, 04/01/22	150		158,070
Total Health Facilities			518,133
Infrastructure Services - 0.5%
Terex Corp., 5.63%, 02/01/25 [2]	175		173,906
United Rentals North America, Inc., 5.75%, 11/15/24	250		257,200
Total Infrastructure Services			431,106
Leisure - 0.8%
Boyd Gaming Corp., 6.38%, 04/01/26	225		231,469
GLP Capital LP, 5.38%, 04/15/26	175		177,714
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	225		230,625
Total Leisure			639,808
Media - 0.6%
CCO Holdings LLC, 5.88%, 05/01/27 [2]	225		223,031
CSC Holdings LLC, 5.25%, 06/01/24	275		268,813
Total Media			491,844
Metals & Mining - 0.6%
AK Steel Corp., 7.63%, 10/01/21	225		229,219
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [2]	200		214,750
Total Metals & Mining			443,969
Oil Gas Transportation & Distribution - 1.3%
AmeriGas Partners LP, 5.50%, 05/20/25	175		171,937
Antero Midstream Partners LP, 5.38%, 09/15/24	125		125,781
Blue Racer Midstream LLC, 6.13%, 11/15/22 [2]	175		179,594
Crestwood Midstream Partners LP, 6.25%, 04/01/23	100		103,500
Genesis Energy LP, 6.50%, 10/01/25	175		169,313
Holly Energy Partners LP, 6.00%, 08/01/24 [2]	150		153,375
Targa Resources Partners LP, 5.25%, 05/01/23	175		176,969
Total Oil Gas Transportation & Distribution			1,080,469
Real Estate - 0.4%
Hospitality Properties Trust, 4.95%, 02/15/27	150		146,988
Lamar Media Corp., 5.38%, 01/15/24	175		178,500
Total Real Estate			325,488
Telecommunication Services - 2.5%
American Tower Corp., 3.60%, 01/15/28	175		163,519
CenturyLink, Inc., 7.65%, 03/15/42	275		245,437
Crown Castle International Corp., 4.75%, 05/15/47	250		237,009
CyrusOne LP, 5.38%, 03/15/27	225		230,062
Digital Realty Trust LP, 3.70%, 08/15/27	149		141,930
Equinix, Inc., 5.38%, 05/15/27	200		200,000
SBA Communications Corp., 4.88%, 09/01/24	225		222,469
Sprint Capital Corp., 6.88%, 11/15/28	125		125,625
T-Mobile USA, Inc., 6.50%, 01/15/26	125		130,963
Zayo Group LLC, 6.00%, 04/01/23	150		154,500
Zayo Group LLC, 5.75%, 01/15/27 [2]	150		150,000
Total Telecommunication Services			2,001,514
Transportation - 0.1%
Watco Companies LLC, 6.38%, 04/01/23 [2]	100		102,000
Utility - 0.7%
AES Corp., 4.88%, 05/15/23	125		126,094
Calpine Corp., 5.75%, 01/15/25	100		88,500
Clearway Energy Operating LLC, 5.38%, 08/15/24	150		150,750
NRG Energy, Inc., 6.25%, 07/15/22	75		77,377
NRG Energy, Inc., 6.63%, 01/15/27	75		78,750
Total Utility			521,471
Total UNITED STATES			7,946,237
Total REAL ASSET DEBT
(Cost $9,458,050)			9,350,847
	Shares		Value
PREFERRED STOCKS - 2.4%
UNITED STATES - 2.4%
Datacenters - 0.2%
Digital Realty Trust, Inc., Series G, 5.88%	2,889		$ 71,098
Digital Realty Trust, Inc., Series J, 5.25%	4,500		107,505
Total Datacenters			178,603
Diversified - 0.3%
PS Business Parks, Inc., Series W, 5.20%	3,400		76,908
PS Business Parks, Inc., Series Y, 5.20%	7,000		156,660
Total Diversified			233,568
Industrial - 0.3%
Rexford Industrial Realty, Inc., Series A, 5.88%	5,400		133,596
Rexford Industrial Realty, Inc., Series B, 5.88%	4,600		113,942
Total Industrial			247,538
Net Lease - 0.3%
National Retail Properties, Inc., Series F, 5.20%	2,800		62,748
Spirit Realty Capital, Inc., Series A, 6.00%	6,000		136,800
Total Net Lease			199,548
Office - 0.1%
Vornado Realty Trust, Series M, 5.25%	3,300		73,491
Residential - 0.2%
American Homes 4 Rent, Series E, 6.35%	3,800		92,986
American Homes 4 Rent, Series F, 5.88%	2,200		50,842
American Homes 4 Rent, Series G, 5.88%	2,100		48,783
Total Residential			192,611
Retail - 0.3%
DDR Corp., Series K, 6.25%	3,432		80,309
Federal Realty Investment Trust, Series C, 5.00%	7,700		176,176
Total Retail			256,485
Self Storage - 0.7%
Public Storage, Series D, 4.95%	10,200		235,416
Public Storage, Series F, 5.15%	5,200		123,812
Public Storage, Series G, 5.05%	9,700		231,539
Total Self Storage			590,767
Total UNITED STATES			1,972,611
Total PREFERRED STOCKS
(Cost $2,058,240)			1,972,611
Total Investments - 97.8%
(Cost $76,036,897)			78,905,908
Other Assets in Excess of Liabilities - 2.2%			1,772,461
TOTAL NET ASSETS - 100.0%			$ 80,678,369
The following notes should be read in conjunction with the accompanying Schedule of Investments.
LLC - Limited Liability Company
LP - Limited Partnership
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2018, the total value of all such securities was $4,149,430 or 5.1% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize each Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2018:

Brookfield Global Listed Infrastructure Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$516,670	$-	$-	$516,670
Australia	2,358,269	6,082,884	-	8,441,153
Brazil	1,891,331	-	-	1,891,331
Canada	25,108,483	-	-	25,108,483
China	-	4,274,668	-	4,274,668
Denmark	-	4,797,477	-	4,797,477
France		18,721,579	-	18,721,579
Italy	-	4,950,678	-	4,950,678
Japan	-	3,503,484	-	3,503,484
Mexico	4,510,369	-	-	4,510,369
New Zealand	-	2,399,297	-	2,399,297
Spain	-	5,735,820	-	5,735,820
United Kingdom	-	13,775,744	-	13,775,744
United States	107,313,550	-	-	107,313,550
Total	$141,698,672	$64,241,631	$-	$205,940,303

Brookfield Global Listed Real Estate Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$107,476,588	$-	$107,476,588
Canada	18,713,486	-	-	18,713,486
China	-	16,291,375	-	16,291,375
France	38,713,921	20,215,794	-	58,929,715
Germany	-	86,291,656	-	86,291,656
Hong Kong	-	89,359,239	-	89,359,239
Japan	-	252,506,258	-	252,506,258
Singapore	-	48,920,212	-	48,920,212
Spain	-	37,810,378	-	37,810,378
United Kingdom	10,832,803	175,751,195	-	186,583,998
United States	1,002,959,930	-	-	1,002,959,930
Total	$1,071,220,140	$834,622,695	$-	$1,905,842,835

Brookfield U.S. Listed Real Estate Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,121,360	$-	$-	$29,121,360
Total	$29,121,360	$-	$-	$29,121,360

Brookfield Real Assets Securities Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$76,860	$-	$-	$76,860
Australia	390,522	2,438,357	-	2,828,879
Brazil	324,894	-	-	324,894
Canada	5,668,057	-	-	5,668,057
China	-	983,642	-	983,642
Denmark	-	808,640	-	808,640
France	500,877	3,717,560	-	4,218,437
Germany	-	1,112,858	-	1,112,858
Hong Kong	-	1,086,313	-	1,086,313
Italy	-	873,286	-	873,286
Japan	-	3,993,562	-	3,993,562
Mexico	837,549	-	-	837,549
New Zealand	-	483,827	-	483,827
Singapore	-	624,288	-	624,288
Spain	-	1,801,197	-	1,801,197
United Kingdom	142,808	4,829,590	-	4,972,398
United States	36,432,542	-	-	36,432,542
Total Common Stocks	44,374,109	22,753,120	-	67,127,229
Convertible Preferred Stocks:
United States	455,221	-	-	455,221
Real Asset Debt:
Canada	-	783,125	-	783,125
Luxembourg	-	414,235	-	414,235
United Kingdom	-	207,250	-	207,250
United States	-	7,946,237	-	7,946,237
Total Real Asset Debt	-	9,350,847	-	9,350,847

Preferred Stocks:
United States	1,972,611	-	-	1,972,611
Total	$46,801,941	$32,103,967	$-	$78,905,908

For further information regarding security characteristics of each Fund, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  November 29, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer
Date:  November 29, 2018